Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segment	Dec. 31, 2013 segment	Dec. 31, 2012 segment
Segment Information
Number of operating segments	2	5	5
Segment Information
Revenues	$ 904,498,793	$ 731,078,833	$ 462,439,368
Cost of revenues	(306,133,210)	(274,035,806)	(203,170,685)
Selling, general and administrative expenses	(545,491,718)	(400,947,001)	(336,873,524)
Other operating income	8,786,891	4,917,642	6,475,023
Income (loss) from operations	61,660,756	61,013,668	(71,129,818)
Interest expense	(5,325,474)	(192,566)
Interest income	3,210,328	2,179,547	1,606,462
Other income (expense), net	3,857,539	(1,051,215)	(732,870)
Income (loss) before taxes and equity in affiliates	63,403,149	61,949,434	(70,256,226)
Income tax benefit (expense)	(14,900,793)	(13,676,994)	(1,168,654)
Income (loss) before equity in affiliates	48,502,356	48,272,440	(71,424,880)
Income from equity in affiliates	3,834,802	2,813,849	375,509
Net income (loss)	52,337,158	51,086,289	(71,049,371)
Operating Segment | Real Estate Online Services
Segment Information
Revenues	495,862,635	335,410,902	169,755,893
Cost of revenues	(51,129,730)	(63,990,693)	(54,117,692)
Selling, general and administrative expenses	(365,150,431)	(210,576,230)	(146,997,279)
Other operating income	2,525,496	599,894	153,340
Income (loss) from operations	82,107,970	61,443,873	(31,205,738)
Interest income	1,316,203	1,082,287	257,204
Other income (expense), net	35,799	(1,185,121)	(1,979,450)
Income (loss) before taxes and equity in affiliates	83,459,972	61,341,039	(32,927,984)
Income tax benefit (expense)	(15,545,964)	(5,447,524)	2,329,338
Income (loss) before equity in affiliates	67,914,008	55,893,515	(30,598,646)
Income from equity in affiliates	(223,389)	(69,194)	(881)
Net income (loss)	67,690,619	55,824,321	(30,599,527)
Operating Segment | Real Estate Brokerage Services
Segment Information
Revenues	283,367,930	280,776,816	208,284,503
Cost of revenues	(204,101,162)	(168,624,507)	(114,667,241)
Selling, general and administrative expenses	(64,337,955)	(74,728,461)	(92,291,838)
Other operating income	2,223,460	1,647,257	2,982,861
Income (loss) from operations	17,152,273	39,071,105	4,308,285
Interest income	1,099,825	819,925	425,714
Other income (expense), net	(68,069)	87,270	84,937
Income (loss) before taxes and equity in affiliates	18,184,029	39,978,300	4,818,936
Income tax benefit (expense)	(5,083,029)	(10,000,257)	(4,589,892)
Income (loss) before equity in affiliates	13,101,000	29,978,043	229,044
Income from equity in affiliates	118,651	343,561	195,874
Net income (loss)	13,219,651	30,321,604	424,918
Operating Segment | Real Estate Information and Consulting Services
Segment Information
Revenues	82,679,298	76,683,188	54,517,612
Cost of revenues	(25,153,090)	(14,526,318)	(10,783,472)
Selling, general and administrative expenses	(59,703,161)	(58,026,755)	(53,977,975)
Other operating income	3,301,932	1,950,223	2,481,255
Income (loss) from operations	1,124,979	6,080,338	(7,762,580)
Interest income	691,003	222,898	624,817
Other income (expense), net	657,952	(479,313)	(59,136)
Income (loss) before taxes and equity in affiliates	2,473,934	5,823,923	(7,196,899)
Income tax benefit (expense)	(236,440)	(3,606,417)	623,227
Income (loss) before equity in affiliates	2,237,494	2,217,506	(6,573,672)
Income from equity in affiliates	1,761,582	312,119	(14,933)
Net income (loss)	3,999,076	2,529,625	(6,588,605)
Operating Segment | Community Value-added Services
Segment Information
Selling, general and administrative expenses	(15,828,009)
Income (loss) from operations	(15,828,009)
Interest income	6,124
Income (loss) before taxes and equity in affiliates	(15,821,885)
Income tax benefit (expense)	3,932,057
Income (loss) before equity in affiliates	(11,889,828)
Net income (loss)	(11,889,828)
Operating Segment | Other Services
Segment Information
Revenues	42,588,930	38,207,927	29,881,360
Cost of revenues	(25,749,228)	(26,894,288)	(23,602,280)
Selling, general and administrative expenses	(14,662,201)	(12,404,049)	(10,544,345)
Other operating income	736,003	720,268	857,567
Income (loss) from operations	2,913,504	(370,142)	(3,407,698)
Interest income	78,608	51,944	55,895
Other income (expense), net	(8,987)	(11,837)	(446)
Income (loss) before taxes and equity in affiliates	2,983,125	(330,035)	(3,352,249)
Income tax benefit (expense)	(169,368)	(588,344)	468,673
Income (loss) before equity in affiliates	2,813,757	(918,379)	(2,883,576)
Income from equity in affiliates	(367,621)	(9,320)	195,449
Net income (loss)	2,446,136	(927,699)	(2,688,127)
Non-allocated
Segment Information
Selling, general and administrative expenses	(25,809,961)	(45,211,506)	(33,062,087)
Income (loss) from operations	(25,809,961)	(45,211,506)	(33,062,087)
Interest expense	(5,325,474)	(192,566)
Interest income	18,565	2,493	242,832
Other income (expense), net	3,240,844	537,786	1,221,225
Income (loss) before taxes and equity in affiliates	(27,876,026)	(44,863,793)	(31,598,030)
Income tax benefit (expense)	2,201,951	5,965,548
Income (loss) before equity in affiliates	(25,674,075)	(38,898,245)	(31,598,030)
Income from equity in affiliates	2,545,579	2,236,683
Net income (loss)	$ (23,128,496)	$ (36,661,562)	$ (31,598,030)